Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 206,000	$ 11,000
Other accounts receivables	13,000
Loan to a Related party	137,000	2,000
Total current assets	356,000	13,000
Non-current assets
Property and equipment, net	2,000
Intangible assets. net	148,000
Total non-current asset	150,000
Total assets	506,000	13,000
Current liabilities
Trade payables	30,000	4,000
Other accounts payable	65,000	2,000
Short-term loans from related party	89,000	44,000
Convertible loans related party	32,000
Short-term loans	112,000
Convertible loans – current portion	1,933,000
Warrants liability	260,000
Total current liabilities	2,521,000	50,000
Non-current liabilities
Convertible loan – net of current portion	415,000
Total non-current liabilities	415,000
Total liabilities	2,936,000	50,000
DEFICIENCY AppYea Inc. Stockholders’ Deficiency:
Convertible preferred stock, $0.0001 par value
Common stock, $0.0001 par value	21,000	8,000
Additional Paid in Capital	768,000	(7,000)
Accumulated deficit	(3,205,000)	(26,000)
Total AppYea Inc. stockholders’ deficiency	(2,416,000)	(25,000)
Non-controlling interests	(14,000)	(12,000)
Total Deficiency	(2,430,000)	(37,000)
Total liabilities and deficiency	$ 506,000	$ 13,000